Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies Text Block

Note 2 – Summary of significant accounting policies

The accounting and financial reporting policies of Popular, Inc. and its subsidiaries (the “Corporation”) conform with accounting principles generally accepted in the United States of America and with prevailing practices within the financial services industry.

The following is a description of the most significant of these policies:

Principles of consolidation

The consolidated financial statements include the accounts of Popular, Inc. and its subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. In accordance with the consolidation guidance for variable interest entities, the Corporation would also consolidate any variable interest entities (“VIEs”) for which it has a controlling financial interest; and therefore, it is the primary beneficiary. Assets held in a fiduciary capacity are not assets of the Corporation and, accordingly, are not included in the consolidated statements of financial condition.

Unconsolidated investments, in which there is at least 20% ownership, are generally accounted for by the equity method, with earnings recorded in other operating income. These investments are included in other assets and the Corporation's proportionate share of income or loss is included in other operating income. Those investments in which there is less than 20% ownership, are generally carried under the cost method of accounting, unless significant influence is exercised. Under the cost method, the Corporation recognizes income when dividends are received. Limited partnerships are accounted for by the equity method unless the investor's interest is so “minor” that the limited partner may have virtually no influence over partnership operating and financial policies.

Statutory business trusts that are wholly-owned by the Corporation and are issuers of trust preferred securities are not consolidated in the Corporation's consolidated financial statements.

On May 29, 2012, the Corporation effected a 1-for-10 reverse split of its common stock. The reverse split is described further in Note 23 to these consolidated financial statements. All share and per share information in the consolidated financial statements and accompanying notes have been adjusted to retroactively reflect the 1-for-10 reverse stock split.

During the quarter ended March 31, 2011, the Corporation sold certain residential mortgage loans of BPNA that were reclassified from held-in-portfolio to held-for-sale in December 2010. The loans were sold at a better price than the price used to determine their fair value at the time of reclassification to the held-for-sale category. At the time of sale, the Corporation classified $13.8 million of the impact of the better price as a recovery of the original write-down, which was booked as part of the activity in the allowance for loan losses. This included an out-of-period adjustment of $10.7 million since a portion of the sale was completed just prior to the release of the Corporation's Form 10-K for the year ended December 31, 2010. After evaluating the quantitative and qualitative aspects of the misstatement and the out-of-period adjustment to the Corporation's financial results, including consideration of the impact of the one-time adjustment to income tax expense of $103.3 million from the change in tax rate, offset by the $53.6 million tax benefit related to the timing of loan charge-offs for tax purposes described in Note 39 to the Corporation's consolidated financial statements, management has determined that the misstatement and the out-of-period adjustment are not material to the 2010 and 2011 financial statements, respectively.

Business combinations

Business combinations are accounted for under the acquisition method. Under this method, assets acquired, liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date are measured at their fair values as of the acquisition date. The acquisition date is the date the acquirer obtains control. Also, assets or liabilities arising from noncontractual contingencies are measured at their acquisition date at fair value only if it is more likely than not that they meet the definition of an asset or liability. Adjustments subsequently made to the provisional amounts recorded on the acquisition date as a result of new information obtained about facts and circumstances that existed as of the acquisition date but were known to the Corporation after acquisition will be made retroactively during a measurement period not to exceed one year. Furthermore, acquisition-related restructuring costs that do not meet certain criteria of exit or disposal activities are expensed as incurred. Transaction costs are expensed as incurred. Changes in income tax valuation allowances for acquired deferred tax assets are recognized in earnings subsequent to the measurement period as an adjustment to income tax expense. Contingent consideration classified as an asset or a liability is remeasured to fair value at each reporting date until the contingency is resolved. The changes in fair value of the contingent consideration are recognized in earnings unless the arrangement is a hedging instrument for which changes are initially recognized in other comprehensive income.

There were no significant business combinations during 2012. The Westernbank FDIC-assisted transaction was accounted for as a business combination in 2010. Note 4 to the consolidated financial statements provides disclosures on this business combination.

Deconsolidation of a subsidiary

The Corporation accounts for the deconsolidation of a subsidiary when it ceases to have a controlling financial interest in the subsidiary. Accordingly, it recognizes a gain or loss in results of operations measured as the difference between the sum of the fair value of the consideration received, the fair value of any retained non-controlling investment in the former subsidiary and the carrying amount of any non-controlling interest in the former subsidiary, as compared with the carrying amount of the former subsidiary's assets and liabilities. Refer to Note 30 to the consolidated financial statements for information on the Corporation's sale of a majority interest in EVERTEC and the impact of deconsolidating this former wholly-owned subsidiary.

Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to the 2011 and 2010 consolidated financial statements to conform with the 2012 presentation. Such reclassifications did not have an effect on previously reported statement of operations and of cash flows.

Fair value measurements

The Corporation determines the fair values of its financial instruments based on the fair value framework established in the guidance for Fair Value Measurements in ASC Subtopic 820-10, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standard describes three levels of inputs that may be used to measure fair value which are (1) quoted market prices for identical assets or liabilities in active markets, (2) observable market-based inputs or unobservable inputs that are corroborated by market data, and (3) unobservable inputs that are not corroborated by market data. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.

The guidance in ASC Subtopic 820-10 also addresses measuring fair value in situations where markets are inactive and transactions are not orderly. Transactions or quoted prices for assets and liabilities may not be determinative of fair value when transactions are not orderly, and thus, may require adjustments to estimate fair value. Price quotes based on transactions that are not orderly should be given little, if any, weight in measuring fair value. Price quotes based on transactions that are orderly shall be considered in determining fair value, and the weight given is based on facts and circumstances. If sufficient information is not available to determine if price quotes are based on orderly transactions, less weight should be given to the price quote relative to other transactions that are known to be orderly.

Covered assets

Assets subject to loss sharing agreements with the FDIC, including certain loans and other real estate properties, are labeled “covered” on the consolidated statements of financial condition and throughout the notes to the consolidated financial statements. Loans acquired in the Westernbank FDIC-assisted transaction, except for credit cards, are considered “covered loans” because the Corporation will be reimbursed for 80% of any future losses on these loans subject to the terms of the FDIC loss sharing agreements.

Investment securities

Investment securities are classified in four categories and accounted for as follows:

  Debt securities that the Corporation has the intent and ability to hold to maturity are classified as securities held-to-maturity and reported at amortized cost. The Corporation may not sell or transfer held-to-maturity securities without calling into question its intent to hold other debt securities to maturity, unless a nonrecurring or unusual event that could not have been reasonably anticipated has occurred. An investment in debt securities is considered impaired if the fair value of the investment is less than its amortized cost. For other-than-temporary impairments the Corporation assess if it has both the intent and the ability to hold the security for a period of time sufficient to allow for an anticipated recovery in its fair value to its amortized cost. For other-than-temporary impairment not related to a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) for a held-to-maturity security is recognized in other comprehensive loss and amortized over the remaining life of the debt security. The amortized cost basis for a debt security is adjusted by the credit loss amount of other-than-temporary impairments.
  Debt and equity securities classified as trading securities are reported at fair value, with unrealized gains and losses included in non-interest income.
  Debt and equity securities (equity securities with readily available fair value) not classified as either securities held-to-maturity or trading securities, and which have a readily available fair value, are classified as securities available-for-sale and reported at fair value, with unrealized gains and losses excluded from earnings and reported, net of taxes, in accumulated other comprehensive income or loss. The specific identification method is used to determine realized gains and losses on securities available-for-sale, which are included in net gains or losses on sale and valuation adjustment of investment securities in the consolidated statements of operations. Declines in the value of debt and equity securities that are considered other-than-temporary reduce the value of the asset, and the estimated loss is recorded in non-interest income. For debt securities, the Corporation assesses whether (a) it has the intent to sell the debt security, or (b) it is more likely than not that it will be required to sell the debt security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment on the security is recognized. In instances in which a determination is made that a credit loss (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis) exists but the entity does not intend to sell the debt security and it is not more likely than not that the entity will be required to sell the debt security before the anticipated recovery of its remaining amortized cost basis (i.e., the amortized cost basis less any current-period credit loss), the impairment is separated into (a) the amount of the total impairment related to the credit loss, and (b) the amount of the total impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in the statement of operations. The amount of the total impairment related to all other factors is recognized in other comprehensive loss. The other-than-temporary impairment analyses for both debt and equity securities are performed on a quarterly basis.
  Investments in equity or other securities that do not have readily available fair values are classified as other investment securities in the consolidated statements of financial condition, and are subject to impairment testing if applicable. These securities are stated at the lower of cost or realizable value. The source of this value varies according to the nature of the investment, and is primarily obtained by the Corporation from valuation analyses prepared by third-parties or from information derived from financial statements available for the corresponding venture capital and mutual funds. Stock that is owned by the Corporation to comply with regulatory requirements, such as Federal Reserve Bank and Federal Home Loan Bank (“FHLB”) stock, is included in this category, and their realizable value equals their cost.

The amortization of premiums is deducted and the accretion of discounts is added to net interest income based on the interest method over the outstanding period of the related securities. The cost of securities sold is determined by specific identification. Net realized gains or losses on sales of investment securities and unrealized loss valuation adjustments considered other-than-temporary, if any, on securities available-for-sale, held-to-maturity and other investment securities are determined using the specific identification method and are reported separately in the consolidated statements of operations. Purchases and sales of securities are recognized on a trade date basis.

Derivative financial instruments

All derivatives are recognized on the statements of financial condition at fair value. The Corporation's policy is not to offset the fair value amounts recognized for multiple derivative instruments executed with the same counterparty under a master netting arrangement nor to offset the fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) arising from the same master netting arrangement as the derivative instruments.

When the Corporation enters into a derivative contract, the derivative instrument is designated as either a fair value hedge, cash flow hedge or as a free-standing derivative instrument. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability or of an unrecognized firm commitment attributable to the hedged risk are recorded in current period earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded net of taxes in accumulated other comprehensive income and subsequently reclassified to net income (loss) in the same period(s) that the hedged transaction impacts earnings. The ineffective portion of cash flow hedges is immediately recognized in current earnings. For free-standing derivative instruments, changes in fair values are reported in current period earnings.

Prior to entering a hedge transaction, the Corporation formally documents the relationship between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivative instruments that are designated as fair value or cash flow hedges to specific assets and liabilities on the statements of financial condition or to specific forecasted transactions or firm commitments along with a formal assessment, at both inception of the hedge and on an ongoing basis, as to the effectiveness of the derivative instrument in offsetting changes in fair values or cash flows of the hedged item. Hedge accounting is discontinued when the derivative instrument is not highly effective as a hedge, a derivative expires, is sold, terminated, when it is unlikely that a forecasted transaction will occur or when it is determined that is no longer appropriate. When hedge accounting is discontinued the derivative continues to be carried at fair value with changes in fair value included in earnings.

For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow methodologies similar techniques for which the determination of fair may require significant management judgment or estimation.

The fair value of derivative instruments considers the risk of non-performance by the counterparty or the Corporation, as applicable.

The Corporation obtains or pledges collateral in connection with its derivative activities when applicable under the agreement.

Loans

Loans are classified as loans held-in-portfolio when management has the intent and ability to hold the loan for the foreseeable future, or until maturity or payoff. The foreseeable future is a management judgment which is determined based upon the type of loan, business strategies, current market conditions, balance sheet management and liquidity needs. Management's view of the foreseeable future may change based on changes in these conditions. When a decision is made to sell or securitize a loan that was not originated or initially acquired with the intent to sell or securitize, the loan is reclassified from held-in-portfolio into held-for-sale. Due to changing market conditions or other strategic initiatives, management's intent with respect to the disposition of the loan may change, and accordingly, loans previously classified as held-for-sale may be reclassified into held-in-portfolio. Loans transferred between loans held-for-sale and held-in-portfolio classifications are recorded at the lower of cost or fair value at the date of transfer.

Purchased loans are accounted at fair value upon acquisition.

Loans held-for-sale are stated at the lower of cost or fair value, cost being determined based on the outstanding loan balance less unearned income, and fair value determined, generally in the aggregate. Fair value is measured based on current market prices for similar loans, outstanding investor commitments, prices of recent sales or discounted cash flow analyses which utilize inputs and assumptions which are believed to be consistent with market participants' views. The cost basis also includes consideration of deferred origination fees and costs, which are recognized in earnings at the time of sale. Upon reclassification to held-for-sale, credit related fair value adjustments are recorded as a reduction in the allowance for loan losses (“ALLL”). To the extent that the loan's reduction in value has not already been provided for in the allowance for loan losses, an additional loan loss provision is recorded. Subsequent to reclassification to held-for-sale, the amount, by which cost exceeds fair value, if any, is accounted for as a valuation allowance with changes therein included in the determination of net income (loss) for the period in which the change occurs.

Loans held-in-portfolio are reported at their outstanding principal balances net of any unearned income, charge-offs, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans. Fees collected and costs incurred in the origination of new loans are deferred and amortized using the interest method or a method which approximates the interest method over the term of the loan as an adjustment to interest yield.

The past due status of a loan is determined in accordance with its contractual repayment terms. Furthermore, loans are reported as past due when either interest or principal remains unpaid for 30 days or more in accordance with its contractual repayment terms.

Non-accrual loans are those loans on which the accrual of interest is discontinued. When a loan is placed on non-accrual status, all previously accrued and unpaid interest is charged against income and the loan is accounted for either on a cash-basis method or on the cost-recovery method. Loans designated as non-accruing are returned to accrual status when the Corporation expects repayment of the remaining contractual principal and interest.

Recognition of interest income on commercial and construction loans is discontinued when the loans are 90 days or more in arrears on payments of principal or interest or when other factors indicate that the collection of principal and interest is doubtful. The impaired portion of secured loan past due as to principal and interest is charged-off not later than 365 days past due. However, in the case of a collateral dependent loan individually evaluated for impairment, the excess of the recorded investment over the fair value of the collateral (portion deemed uncollectible) is generally promptly charged-off, but in any event, not later than the quarter following the quarter in which such excess was first recognized. Commercial unsecured loans are charged-off no later than 180 days past due. Recognition of interest income on mortgage loans is generally discontinued when loans are 90 days or more in arrears on payments of principal or interest. The impaired portion of a mortgage loan is charged-off when the loan is 180 days past due. The Corporation discontinues the recognition of interest on residential mortgage loans insured by the Federal Housing Administration (“FHA”) or guaranteed by the U.S. Department of Veterans Affairs (“VA”) when 18-months delinquent as to principal or interest. The principal repayment on these loans is insured. Recognition of interest income on closed-end consumer loans and home equity lines of credit is discontinued when the loans are 90 days or more in arrears on payments of principal or interest. Income is generally recognized on open-end consumer loans, except for home equity lines of credit, until the loans are charged-off. Recognition of interest income for lease financing is ceased when loans are 90 days or more in arrears. Closed-end consumer loans and leases are charged-off when they are 120 days in arrears. Open-end (revolving credit) consumer loans are charged-off when 180 days in arrears. Commercial and consumer overdrafts are generally charged-off no later than 60 days past their due date.

Purchased impaired loans accounted for under ASC Subtopic 310-30 are not considered non-performing and continue to have an accretable yield as long as there is a reasonable expectation about the timing and amount of cash flows expected to be collected. Also, loans charged-off against the non-accretable difference established in purchase accounting are not reported as charge-offs. Charge-offs on loans accounted under ASC Subtopic 310-30 are recorded only to the extent that losses exceed the non-accretable difference established with purchase accounting.

A loan classified as a troubled debt restructuring (“TDR”) is typically in non-accrual status at the time of the modification. The TDR loan continues in non-accrual status until the borrower has demonstrated a willingness and ability to make the restructured loan payments (at least six months of sustained performance after the modification (or one year for loans providing for quarterly or semi-annual payments)) and management has concluded that it is probable that the borrower would not be in payment default in the foreseeable future.

Lease financing

The Corporation leases passenger and commercial vehicles and equipment to individual and corporate customers. The finance method of accounting is used to recognize revenue on lease contracts that meet the criteria specified in the guidance for leases in ASC Topic 840. Aggregate rentals due over the term of the leases less unearned income are included in finance lease contracts receivable. Unearned income is amortized using a method which results in approximate level rates of return on the principal amounts outstanding. Finance lease origination fees and costs are deferred and amortized over the average life of the lease as an adjustment to the interest yield.

Revenue for other leases is recognized as it becomes due under the terms of the agreement.

Loans acquired in an FDIC-assisted transaction

Loans acquired in a business acquisition are recorded at fair value at the acquisition date. Credit discounts are included in the determination of fair value; therefore, an allowance for loan losses is not recorded at the acquisition date.

The Corporation applied the guidance of ASC Subtopic 310-30 to all loans acquired in Westernbank FDIC-assisted transaction (including loans that do not meet scope of ASC Subtopic 310-30), except for credit cards and revolving lines of credit that were expressly scoped out from the application of this guidance since they continued to have revolving privileges after acquisition. Management used its judgment in evaluating factors impacting expected cash flows and probable loss assumptions, including the quality of the loan portfolio, portfolio concentrations, distressed economic conditions, quality of underwriting standards of the acquired institution, reductions in collateral real estate values, among other considerations that could also impact the expected cash inflows on the loans.

Loans accounted for under ASC Subtopic 310-30 represent loans showing evidence of credit deterioration and that it is probable, at the date of acquisition, that the Corporation would not collect all contractually required principal and interest payments. Generally, acquired loans that meet the definition for nonaccrual status fall within the Corporation's definition of impaired loans under ASC Subtopic 310-30. Also, based on the fair value determined for the acquired portfolio, acquired loans that did not meet the definition of nonaccrual status also resulted in the recognition of a significant discount attributable to credit quality. Accordingly, an election was made by the Corporation to apply the accretable yield method (expected cash flow model of ASC Subtopic 310-30), as a loan with credit deterioration and impairment, instead of the standard loan discount accretion guidance of ASC Subtopic 310-20, for the loans acquired in the Westernbank FDIC-assisted transaction. These loans are disclosed as a loan that was acquired with credit deterioration and impairment.

Under ASC Subtopic 310-30, the covered loans acquired from the FDIC were aggregated into pools based on loans that had common risk characteristics. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. Characteristics considered in pooling loans in the FDIC-assisted transaction included loan type, interest rate type, accruing status, amortization type, rate index and source type. Once the pools are defined, the Corporation maintains the integrity of the pool of multiple loans accounted for as a single asset.

Under ASC Subtopic 310-30, the difference between the undiscounted cash flows expected at acquisition and the fair value in the loans, or the “accretable yield,” is recognized as interest income using the effective yield method over the estimated life of the loan if the timing and amount of the future cash flows of the pool is reasonably estimable. The non-accretable difference represents the difference between contractually required principal and interest and the cash flows expected to be collected. Subsequent to the acquisition date, increases in cash flows over those expected at the acquisition date are recognized as interest income prospectively. Decreases in expected cash flows after the acquisition date are recognized by recording an allowance for loan losses.

The fair value discount of lines of credit with revolving privileges that are accounted for pursuant to the guidance of ASC Subtopic 310-20 represents the difference between the contractually required loan payment receivable in excess of the initial investment in the loan. This discount is accreted into interest income over the life of the loan if the loan is in accruing status. Any cash flows collected in excess of the carrying amount of the loan are recognized in earnings at the time of collection. The carrying amount of lines of credit with revolving privileges, which are accounted pursuant to the guidance of ASC Subtopic 310-20, are subject to periodic review to determine the need for recognizing an allowance for loan losses.

Allowance for loan losses

The Corporation follows a systematic methodology to establish and evaluate the adequacy of the allowance for loan losses to provide for inherent losses in the loan portfolio. This methodology includes the consideration of factors such as current economic conditions, portfolio risk characteristics, prior loss experience and results of periodic credit reviews of individual loans. The provision for loan losses charged to current operations is based on this methodology. Loan losses are charged and recoveries are credited to the allowance for loan losses.

The Corporation's assessment of the allowance for loan losses is determined in accordance with the guidance of loss contingencies in ASC Subtopic 450-20 and loan impairment guidance in ASC Section 310-10-35. Also, the Corporation determines the allowance for loan losses on purchased impaired loans and purchased loans accounted for under ASC 310-30 by analogy, by evaluating decreases in expected cash flows after the acquisition date.

The accounting guidance provides for the recognition of a loss allowance for groups of homogeneous loans. The determination for general reserves of the allowance for loan losses includes the following principal factors:

  Historical net loss rates (including losses from impaired loans) by loan type and by legal entity adjusted for recent net charge-off trends and environmental factors. The base net loss rates are based on the moving average of annualized net charge-offs computed over a 36-month historical loss window for the commercial and construction loan portfolios, and an 18-month period for the consumer and mortgage loan portfolios.
  Net charge-off trend factors are applied to adjust the base loss rates based on recent loss trends. The Corporation applies a trend factor when base losses are below recent loss trends. Currently, the trend factor is based on the last 12 months of losses for the commercial, construction and legacy loan portfolios and 6 months of losses for the consumer and mortgage loan portfolios. The trend factor accounts for inherent imprecision and the “lagging perspective” in base loss rates. The trend factor replaces the base-loss period when it is higher than base loss up to a determined cap.
  Environmental factors, which include credit and macroeconomic indicators such as employment, price index and construction permits, were adopted to account for current market conditions that are likely to cause estimated credit losses to differ from historical losses. The Corporation reflects the effect of these environmental factors on each loan group as an adjustment that, as appropriate, increases or decreases the historical loss rate applied to each group. Environmental factors provide updated perspective on credit and economic conditions. Correlation and regression analyses are used to select and weight these indicators.

During the first quarter of 2012, in order to better reflect current market conditions, management revised the estimation process for evaluating the adequacy of the general reserve component of the allowance for loan losses for the Corporation's commercial and construction loan portfolios. The change in the methodology is described in the paragraphs below. The net effect of these changes in the first quarter amounted to a $24.8 million reduction in the Corporation's allowance for loan losses, resulting from a reduction of $40.5 million due to the enhancements to the allowance for loan losses methodology, offset in part by a $15.7 million increase in environmental factor reserves due to the Corporation's decision to monitor recent trends in its commercial loan portfolio at the BPPR reportable segment that although improving, continue to warrant additional scrutiny.

Management made the following principal changes to the methodology during the first quarter of 2012:

  Established a more granular stratification of the commercial loan portfolios to enhance the homogeneity of the loan classes. Previously, the Corporation used loan groupings for commercial loan portfolios based on business lines and collateral types (secured / unsecured loans). As part of the loan segregation, management evaluated the risk profiles of the loan portfolio, recent and historical credit and loss trends, current and expected portfolio behavior and economic indicators. The revised groupings consider product types (construction, commercial multifamily, commercial & industrial, non-owner occupied commercial real estate (“CRE”) and owner occupied CRE) and business lines for each of the Corporation's reportable segments, BPPR and BPNA. In addition, the Corporation established a legacy portfolio at the BPNA reportable segment, comprised of commercial loans, construction loans and commercial lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years.

  The refinement in the loan groupings resulted in a decrease to the allowance for loan losses of $7.9 million at March 31, 2012, which consisted of a $9.7 million reduction related to the BPNA reportable segment, partially offset by an increase of $1.8 million related to the BPPR reportable segment.

  Increased the historical look-back period for determining the loss trend factor. The Corporation increased the look-back period for assessing recent trends applicable to the determination of commercial, construction and legacy loan net charge-offs from 6 months to 12 months.

Previously, the Corporation used a trend factor based on 6 months of net charge-offs as it aligned the estimation of inherent losses for the Corporation's commercial and construction loan portfolios with deteriorating trends.

Given the current overall commercial and construction credit quality improvements noted on recent periods in terms of loss trends, non-performing loan balances and non-performing loan inflows, management concluded that a 12-month look-back period for the trend factor aligns the Corporation's allowance for loan losses methodology to current credit quality trends.

The increase in the historical look-back period for determining the loss trend factor resulted in a decrease to the allowance for loan losses of $28.1 million at March 31, 2012, of which $24.0 million related to the BPPR reportable segment and $4.1 million to the BPNA reportable segment.

There were additional enhancements to the allowance for loan losses methodology which accounted for a reduction to the allowance for loan losses of $4.5 million at March 31, 2012, of which $3.9 million related to the BPNA reportable segment and $0.6 million to the BPPR reportable segment. This reduction related to loan portfolios with minimal or zero loss history.

There were no changes in the methodology for environmental factor reserves. There were no changes to the allowance for loan losses methodology for the Corporation's consumer and mortgage loan portfolios during the first quarter of 2012.

According to the accounting guidance criteria for specific impairment of a loan, the Corporation defines as impaired loans those commercial and construction borrowers with outstanding debt of $1 million or more and with interest and /or principal 90 days or more past due. Also, specific commercial borrowers with outstanding debt of $1 million or over are deemed impaired when, based on current information and events, management considers that it is probable that the debtor would be unable to pay all amounts due according to the contractual terms of the loan agreement. Commercial and construction loans that originally met the Corporation's threshold for impairment identification in a prior period, but due to charge-offs or payments are currently below the $1 million threshold and are still 90 days past due, except for TDRs, are accounted for under the Corporation's general reserve determined under ASC Subtopic 450-20. Although the accounting codification guidance for specific impairment of a loan excludes large groups of smaller balance homogeneous loans that are collectively evaluated for impairment (e.g. mortgage and consumer loans), it specifically requires that loan modifications considered troubled debt restructurings (“TDRs”) be analyzed under its provisions. An allowance for loan impairment is recognized to the extent that the carrying value of an impaired loan exceeds the present value of the expected future cash flows discounted at the loan's effective rate, the observable market price of the loan, if available, or the fair value of the collateral if the loan is collateral dependent. The fair value of the collateral is generally obtained from appraisals. The Corporation requests updated appraisal reports from pre-approved appraisers for loans that are considered impaired following the Corporation's reappraisals policy. This policy requires updated appraisals for loans secured by real estate (including construction loans) either annually or every two years depending on the total exposure of the borrower. As a general procedure, the Corporation internally reviews appraisals as part of the underwriting and approval process and also for credits considered impaired.

Troubled debt restructurings

A restructuring constitutes a TDR when the Corporation separately concludes that both of the following conditions exist: 1) the restructuring constitute a concession and 2) the debtor is experiencing financial difficulties. The concessions stem from an agreement between the creditor and the debtor or are imposed by law or a court. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. A concession has been granted when, as a result of the restructuring, the Corporation does not expect to collect all amounts due, including interest accrued at the original contract rate. If the payment of principal is dependent on the value of collateral, the current value of the collateral is taken into consideration in determining the amount of principal to be collected; therefore, all factors that changed are considered to determine if a concession was granted, including the change in the fair value of the underlying collateral that may be used to repay the loan. Classification of loan modifications as TDRs involves a degree of judgment. Indicators that the debtor is experiencing financial difficulties which are considered include: (i) the borrower is currently in default on any of its debt or it is probable that the borrower would be in payment default on any of its debt in the foreseeable future without the modification; (ii) the borrower has declared or is in the process of declaring bankruptcy; (iii) there is significant doubt as to whether the borrower will continue to be a going concern; (iv) the borrower has securities that have been delisted, are in the process of being delisted, or are under threat of being delisted from an exchange; (v) based on estimates and projections that only encompass the borrower's current business capabilities, it is forecasted that the entity-specific cash flows will be insufficient to service the debt (both interest and principal) in accordance with the contractual terms of the existing agreement through maturity; and (vi) absent the current modification, the borrower cannot obtain funds from sources other than the existing creditors at an effective interest rate equal to the current market interest rate for similar debt for a non-troubled debtor. The identification of TDRs is critical in the determination of the adequacy of the allowance for loan losses. Loans classified as TDRs may be excluded from TDR status for certain disclosures only if performance under the restructured terms exists for a reasonable period (at least twelve months of sustained performance) and the loan yields a market rate.

A loan may be restructured in a troubled debt restructuring into two (or more) loan agreements, for example, Note A and Note B. Note A represents the portion of the original loan principal amount that is expected to be fully collected along with contractual interest. Note B represents the portion of the original loan that may be considered uncollectible and charged-off, but the obligation is not forgiven to the borrower. Note A may be returned to accrual status provided all of the conditions for a TDR to be returned to accrual status are met. The modified loans are considered TDRs and thus, are evaluated under the framework of ASC Section 310-10-35 as long as the loans are not part of a pool of loans accounted for under ASC 310-30.

Refer to Note 11 to the consolidated financial statements for additional qualitative information on TDRs and the Corporation's determination of the allowance for loan losses.

Reserve for unfunded commitments

The reserve for unfunded commitments is maintained at a level believed by management to be sufficient to absorb estimated probable losses related to unfunded credit facilities and is included in other liabilities in the consolidated statements of financial condition. The determination of the adequacy of the reserve is based upon an evaluation of the unfunded credit facilities. Net adjustments to the reserve for unfunded commitments are included in other operating expenses in the consolidated statements of operations.

FDIC loss share indemnification asset and true-up payment obligation (contingent consideration)

The acquisition date fair value of the reimbursement that the Corporation expects to receive from the FDIC under the loss sharing agreements is presented as an FDIC loss share indemnification asset on the consolidated statements of financial condition. Fair value was estimated using projected cash flows related to the loss sharing agreements. Refer to Note 4 for additional information on the valuation methodology.

The FDIC loss share indemnification asset for loss share agreements is measured separately from the related covered assets as it is not contractually embedded in the assets and is not transferable with the assets should the assets be sold.

The FDIC loss share indemnification asset is recognized on the same basis as the assets subject to loss share protection. As such, for covered loans accounted pursuant to ASC Subtopic 310-30, decreases in expected reimbursements from the FDIC due to improvements in expected cash flows to be received from borrowers, are recognized in non-interest income prospectively over the life of the FDIC loss sharing agreements. For covered loans accounted for under ASC Subtopic 310-20, as the loan discount recorded as of the acquisition date was accreted into income, a reduction of the related indemnification asset was recorded as a reduction in non-interest income. Increases in expected reimbursements from the FDIC are recognized in non-interest income in the same period that the allowance for credit losses for the related loans is recognized.

The amortization or accretion due to discounting of the loss share asset and changes in expected loss sharing reimbursements is included in non-interest income, particularly in the category of FDIC loss share income (expense).

The true-up payment obligation associated with the loss share agreements, which is described in detail in Note 4 to the consolidated financial statements, is accounted for at fair value in accordance with ASC 805-30-25-6 as it is considered contingent consideration. The true-up payment obligation is included as part of other liabilities in the consolidated statements of financial condition. Any changes in the carrying value of the obligation is included in the category of FDIC loss share income (expense) in the consolidated statements of operations.

Transfers and servicing of financial assets

The transfer of an entire financial asset, a group of entire financial assets, or a participating interest in an entire financial asset in which the Corporation surrenders control over the assets is accounted for as a sale if all of the following conditions set forth in ASC Topic 860 are met: (1) the assets must be isolated from creditors of the transferor, (2) the transferee must obtain the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the transferor cannot maintain effective control over the transferred assets through an agreement to repurchase them before their maturity. When the Corporation transfers financial assets and the transfer fails any one of these criteria, the Corporation is prevented from derecognizing the transferred financial assets and the transaction is accounted for as a secured borrowing. For federal and Puerto Rico income tax purposes, the Corporation treats the transfers of loans which do not qualify as “true sales” under the applicable accounting guidance, as sales, recognizing a deferred tax asset or liability on the transaction.

For transfers of financial assets that satisfy the conditions to be accounted for as sales, the Corporation derecognizes all assets sold; recognizes all assets obtained and liabilities incurred in consideration as proceeds of the sale, including servicing assets and servicing liabilities, if applicable; initially measures at fair value assets obtained and liabilities incurred in a sale; and recognizes in earnings any gain or loss on the sale.

The guidance on transfer of financial assets requires a true sale analysis of the treatment of the transfer under state law as if the Corporation was a debtor under the bankruptcy code. A true sale legal analysis includes several legally relevant factors, such as the nature and level of recourse to the transferor, and the nature of retained interests in the loans sold. The analytical conclusion as to a true sale is never absolute and unconditional, but contains qualifications based on the inherent equitable powers of a bankruptcy court, as well as the unsettled state of the common law. Once the legal isolation test has been met, other factors concerning the nature and extent of the transferor's control over the transferred assets are taken into account in order to determine whether derecognition of assets is warranted.

The Corporation sells mortgage loans to the Government National Mortgage Association (“GNMA”) in the normal course of business and retains the servicing rights. The GNMA programs under which the loans are sold allow the Corporation to repurchase individual delinquent loans that meet certain criteria. At the Corporation's option, and without GNMA's prior authorization, the Corporation may repurchase the delinquent loan for an amount equal to 100% of the remaining principal balance of the loan. Once the Corporation has the unconditional ability to repurchase the delinquent loan, the Corporation is deemed to have regained effective control over the loan and recognizes the loan on its balance sheet as well as an offsetting liability, regardless of the Corporation's intent to repurchase the loan.

Servicing assets

The Corporation periodically sells or securitizes loans while retaining the obligation to perform the servicing of such loans. In addition, the Corporation may purchase or assume the right to service loans originated by others. Whenever the Corporation undertakes an obligation to service a loan, management assesses whether a servicing asset or liability should be recognized. A servicing asset is recognized whenever the compensation for servicing is expected to more than adequately compensate the servicer for performing the servicing. Likewise, a servicing liability would be recognized in the event that servicing fees to be received are not expected to adequately compensate the Corporation for its expected cost. Mortgage servicing assets recorded at fair value are separately presented on the consolidated statements of financial condition.

All separately recognized servicing assets are initially recognized at fair value. For subsequent measurement of servicing rights, the Corporation has elected the fair value method for mortgage loans servicing rights (“MSRs”) while all other servicing assets, particularly those related to Small Business Administration (“SBA”) commercial loans, follow the amortization method. Under the fair value measurement method, MSRs are recorded at fair value each reporting period, and changes in fair value are reported in other service fees in the consolidated statement of operations. Under the amortization method, servicing assets are amortized in proportion to, and over the period of, estimated servicing income, and assessed for impairment based on fair value at each reporting period. Contractual servicing fees including ancillary income and late fees, as well as fair value adjustments, and impairment losses, if any, are reported in other service fees in the consolidated statement of operations. Loan servicing fees, which are based on a percentage of the principal balances of the loans serviced, are credited to income as loan payments are collected.

The fair value of servicing rights is estimated by using a cash flow valuation model which calculates the present value of estimated future net servicing cash flows, taking into consideration actual and expected loan prepayment rates, discount rates, servicing costs, and other economic factors, which are determined based on current market conditions.

For purposes of evaluating and measuring impairment of capitalized servicing assets that are accounted under the amortization method, the amount of impairment recognized, if any, is the amount by which the capitalized servicing assets per stratum exceed their estimated fair value. Temporary impairment is recognized through a valuation allowance with changes included in results of operations for the period in which the change occurs. If it is later determined that all or a portion of the temporary impairment no longer exists for a particular stratum, the valuation allowance is reduced through a recovery in earnings. Any fair value in excess of the cost basis of the servicing asset for a given stratum is not recognized. Servicing rights subsequently accounted under the amortization method are also reviewed for other-than-temporary impairment. When the recoverability of an impaired servicing asset accounted under the amortization method is determined to be remote, the unrecoverable portion of the valuation allowance is applied as a direct write-down to the carrying value of the servicing rights, precluding subsequent recoveries.

Premises and equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful life of each type of asset. Amortization of leasehold improvements is computed over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Costs of maintenance and repairs which do not improve or extend the life of the respective assets are expensed as incurred. Costs of renewals and betterments are capitalized. When assets are disposed of, their cost and related accumulated depreciation are removed from the accounts and any gain or loss is reflected in earnings as realized or incurred, respectively.

The Corporation capitalizes interest cost incurred in the construction of significant real estate projects, which consist primarily of facilities for its own use or intended for lease. The amount of interest cost capitalized is to be an allocation of the interest cost incurred during the period required to substantially complete the asset. The interest rate for capitalization purposes is to be based on a weighted average rate on the Corporation's outstanding borrowings, unless there is a specific new borrowing associated with the asset. Interest cost capitalized for the years ended December 31, 2012, 2011 and 2010 was not significant.

The Corporation has operating lease arrangements primarily associated with the rental of premises to support its branch network or for general office space. Certain of these arrangements are non-cancellable and provide for rent escalations and renewal options. Rent expense on non-cancellable operating leases with scheduled rent increases are recognized on a straight-line basis over the lease term.

Impairment of long-lived assets

The Corporation evaluates for impairment its long-lived assets to be held and used, and long-lived assets to be disposed of, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Restructuring costs

A liability for a cost associated with an exit or disposal activity is recognized and measured initially at its fair value in the period in which the liability is incurred. If future service is required for employees to receive the one-time termination benefit, the liability is initially measured at its fair value as of the termination date and recognized over the future service period.

Other real estate

Other real estate, received in satisfaction of debt, is recorded at the lower of cost (carrying value of the loan) or fair value less estimated costs of disposal, by charging the allowance for loan losses. Subsequent to foreclosure, any losses in the carrying value arising from periodic re-evaluations of the properties, and any gains or losses on the sale of these properties are credited or charged to expense in the period incurred and are included as a component of other operating expenses. The cost of maintaining and operating such properties is expensed as incurred.

Updated appraisals or third-party broker price opinions of value (“BPO”) are obtained to adjust the value of the other real estate assets. The frequency depends on the loan type and total credit exposure. Commencing in 2011, the appraisal for a commercial or construction other real estate property with a book value greater than $1 million is updated annually and if lower than $1 million it is updated every two years. For residential mortgage properties, the Corporation requests third-party BPOs or appraisals, generally on an annual basis.

Appraisals may be adjusted due to age, collateral inspections, property profiles, or general market conditions. The adjustments applied are based upon internal information such as other appraisals for the type of properties and/or loss severity information that can provide historical trends in the real estate market, and may change from time to time based on market conditions.

Goodwill and other intangible assets

Goodwill is recognized when the purchase price is higher than the fair value of net assets acquired in business combinations under the purchase method of accounting. Goodwill is not amortized, but is tested for impairment at least annually or more frequently if events or circumstances indicate possible impairment using a two-step process at each reporting unit level. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, the goodwill of the reporting unit is not considered impaired and the second step of the impairment test is unnecessary. If needed, the second step consists of comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. In determining the fair value of a reporting unit, the Corporation generally uses a combination of methods, which include market price multiples of comparable companies and the discounted cash flow analysis. Goodwill impairment losses are recorded as part of operating expenses in the consolidated statement of operations.

Other intangible assets deemed to have an indefinite life are not amortized, but are tested for impairment using a one-step process which compares the fair value with the carrying amount of the asset. In determining that an intangible asset has an indefinite life, the Corporation considers expected cash inflows and legal, regulatory, contractual, competitive, economic and other factors, which could limit the intangible asset's useful life.

Other identifiable intangible assets with a finite useful life, mainly core deposits, are amortized using various methods over the periods benefited, which range from 4 to 10 years. These intangibles are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairments on intangible assets with a finite useful life are evaluated under the guidance for impairment or disposal of long-lived assets.

Assets sold / purchased under agreements to repurchase / resell

Repurchase and resell agreements are treated as collateralized financing transactions and are carried at the amounts at which the assets will be subsequently reacquired or resold as specified in the respective agreements.

It is the Corporation's policy to take possession of securities purchased under agreements to resell. However, the counterparties to such agreements maintain effective control over such securities, and accordingly those securities are not reflected in the Corporation's consolidated statements of financial condition. The Corporation monitors the fair value of the underlying securities as compared to the related receivable, including accrued interest.

It is the Corporation's policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statements of financial condition.

The Corporation may require counterparties to deposit additional collateral or return collateral pledged, when appropriate.

Software

Capitalized software is stated at cost, less accumulated amortization. Capitalized software includes purchased software and capitalizable application development costs associated with internally-developed software. Amortization, computed on a straight-line method, is charged to operations over the estimated useful life of the software. Capitalized software is included in “Other assets” in the consolidated statement of financial condition.

Guarantees, including indirect guarantees of indebtedness of others

The Corporation, as a guarantor, recognizes at the inception of a guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. Refer to Note 26 to the consolidated financial statements for further disclosures on guarantees.

Treasury stock

Treasury stock is recorded at cost and is carried as a reduction of stockholders' equity in the consolidated statements of financial condition. At the date of retirement or subsequent reissue, the treasury stock account is reduced by the cost of such stock. At retirement, the excess of the cost of the treasury stock over its par value is recorded entirely to surplus. At reissuance, the difference between the consideration received upon issuance and the specific cost is charged or credited to surplus.

Income Recognition – Insurance agency business

Commissions and fees are recognized when related policies are effective. Additional premiums and rate adjustments are recorded as they occur. Contingent commissions are recorded on the accrual basis when the amount to be received is notified by the insurance company. Commission income from advance business is deferred. An allowance is created for expected adjustments to commissions earned relating to policy cancellations.

Income Recognition – Investment banking revenues and commissions

Investment banking revenue is recorded as follows: underwriting fees at the time the underwriting is completed and income is reasonably determinable; corporate finance advisory fees as earned, according to the terms of the specific contracts; and sales commissions on a trade-date basis. Commission income and expenses related to customers' securities transactions are recorded on a trade-date basis.

Foreign exchange

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars using prevailing rates of exchange at the end of the period. Revenues, expenses, gains and losses are translated using weighted average rates for the period. The resulting foreign currency translation adjustment from operations for which the functional currency is other than the U.S. dollar is reported in accumulated other comprehensive loss, except for highly inflationary environments in which the effects are included in other operating expenses.

The Corporation holds interests in Centro Financiero BHD, S.A. (“BHD”) in the Dominican Republic. Some of these businesses are conducted in the country's foreign currency. The resulting foreign currency translation adjustment from these operations is reported in accumulated other comprehensive loss. During 2011, the Corporation sold its equity investments in Consorcio de Tarjetas Dominicanas, S.A. (“CONTADO”) and Serfinsa, which businesses were also conducted on their countries foreign currency. Additionally, during 2011, the Corporation wrote-off its investment in Tarjetas y Transacciones en Red Tranred, C.A. (formerly EVERTEC DE VENEZUELA, C.A.) as the Corporation determined to wind-down those operations.

Refer to the disclosure of accumulated other comprehensive loss included in the Note 25 for the outstanding balances of the foreign currency translation adjustments at December 31, 2012 and 2011.

Income taxes

The Corporation recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Corporation's financial statements or tax returns. Deferred income tax assets and liabilities are determined for differences between financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. The computation is based on enacted tax laws and rates applicable to periods in which the temporary differences are expected to be recovered or settled.

The guidance for income taxes requires a reduction of the carrying amounts of deferred tax assets by a valuation allowance if, based on the available evidence, it is more likely than not (defined as a likelihood of more than 50 percent) that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically by the Corporation based on the more likely than not realization threshold criterion. In the assessment for a valuation allowance, appropriate consideration is given to all positive and negative evidence related to the realization of the deferred tax assets. This assessment considers, among other matters, all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, the future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. In making such assessments, significant weight is given to evidence that can be objectively verified.

The valuation of deferred tax assets requires judgment in assessing the likely future tax consequences of events that have been recognized in the Corporation's financial statements or tax returns and future profitability. The Corporation's accounting for deferred tax consequences represents management's best estimate of those future events.

Positions taken in the Corporation's tax returns may be subject to challenge by the taxing authorities upon examination. Uncertain tax positions are initially recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Interest on income tax uncertainties is classified within income tax expense in the statement of operations; while the penalties, if any, are accounted for as other operating expenses.

The Corporation accounts for the taxes collected from customers and remitted to governmental authorities on a net basis (excluded from revenues).

Income tax expense or benefit for the year is allocated among continuing operations, discontinued operations, and other comprehensive income, as applicable. The amount allocated to continuing operations is the tax effect of the pretax income or loss from continuing operations that occurred during the year, plus or minus income tax effects of (a) changes in circumstances that cause a change in judgment about the realization of deferred tax assets in future years, (b) changes in tax laws or rates, (c) changes in tax status, and (d) tax-deductible dividends paid to shareholders, subject to certain exceptions.

Employees' retirement and other postretirement benefit plans

Pension costs are computed on the basis of accepted actuarial methods and are charged to current operations. Net pension costs are based on various actuarial assumptions regarding future experience under the plan, which include costs for services rendered during the period, interest costs and return on plan assets, as well as deferral and amortization of certain items such as actuarial gains or losses. The funding policy is to contribute to the plan as necessary to provide for services to date and for those expected to be earned in the future. To the extent that these requirements are fully covered by assets in the plan, a contribution may not be made in a particular year.

The cost of postretirement benefits, which is determined based on actuarial assumptions and estimates of the costs of providing these benefits in the future, is accrued during the years that the employee renders the required service.

The guidance for compensation retirement benefits of ASC Topic 715 requires the recognition of the funded status of each defined pension benefit plan, retiree health care and other postretirement benefit plans on the statement of financial condition.

Stock-based compensation

The Corporation opted to use the fair value method of recording stock-based compensation as described in the guidance for employee share plans in ASC Subtopic 718-50.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances, except those resulting from investments by owners and distributions to owners. The presentation of comprehensive income (loss) is included in separate consolidated statements of comprehensive income (loss).

Net income (loss) per common share

Basic income (loss) per common share is computed by dividing net income (loss) adjusted for preferred stock dividends, including undeclared or unpaid dividends if cumulative, and charges or credits related to the extinguishment of preferred stock or induced conversions of preferred stock, by the weighted average number of common shares outstanding during the year. Diluted income per common share take into consideration the weighted average common shares adjusted for the effect of stock options, restricted stock and warrants on common stock, using the treasury stock method.

Statement of cash flows

For purposes of reporting cash flows, cash includes cash on hand and amounts due from banks.